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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Capital Development Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	CDV-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.57%

Aerospace & Defense–1.46%
Goodrich Corp.	168,123	$12,251,123

Air Freight & Logistics–1.20%
C.H. Robinson Worldwide, Inc.	153,805	10,028,086

Apparel Retail–0.84%
American Eagle Outfitters, Inc.	568,603	6,999,503

Apparel, Accessories & Luxury Goods–3.37%
Carter’s, Inc. (b)	232,520	5,636,285
Coach, Inc.	267,226	9,879,345
Hanesbrands, Inc. (b)	506,383	12,684,894

		28,200,524

Application Software–2.38%
Autodesk, Inc. (b)	320,674	9,472,710
TIBCO Software Inc. (b)	770,087	10,442,380

		19,915,090

Asset Management & Custody Banks–1.55%
Affiliated Managers Group, Inc. (b)	183,079	12,967,486

Auto Parts & Equipment–1.38%
BorgWarner, Inc. (b)	264,112	11,583,952

Biotechnology–3.02%
Genzyme Corp. (b)	159,591	11,101,150
Human Genome Sciences, Inc. (b)	255,927	6,638,746
United Therapeutics Corp. (b)	154,638	7,560,252

		25,300,148

Casinos & Gaming–2.03%
Las Vegas Sands Corp. (b)	365,136	9,807,553
MGM Resorts International (b)	661,502	7,183,912

		16,991,465

Coal & Consumable Fuels–0.95%
Alpha Natural Resources, Inc. (b)	208,089	7,976,051

Communications Equipment–1.16%
Finisar Corp. (b)(c)	606,572	9,723,349
Lantronix Inc.-Wts., expiring 02/09/11(d)	7,454	0

		9,723,349

Computer Hardware–1.05%
Teradata Corp. (b)	275,568	8,763,062

Computer Storage & Peripherals–3.13%
NetApp, Inc. (b)	230,222	9,738,391
QLogic Corp. (b)	557,325	8,872,614
SMART Technologies Inc. -Class A (Canada)(b)(c)	494,311	7,607,446

		26,218,451

Construction & Engineering–0.92%
Foster Wheeler AG (Switzerland)(b)	332,584	7,656,084

Construction, Farm Machinery & Heavy Trucks–0.89%
Bucyrus International, Inc.	120,185	7,477,911

Consumer Finance–1.45%
Discover Financial Services	795,898	12,153,362

Data Processing & Outsourced Services–1.45%
Alliance Data Systems Corp. (b)(c)	211,620	12,163,918

Department Stores–2.26%
Macy’s, Inc.	586,535	10,938,878
Nordstrom, Inc.	234,326	7,967,084

		18,905,962

Distributors–0.51%
LKQ Corp. (b)	215,970	4,271,887

Diversified Support Services–1.04%
Copart, Inc. (b)	238,070	8,675,271

Education Services–2.54%
Capella Education Co. (b)	143,348	13,319,896
ITT Educational Services, Inc. (b)	98,180	7,927,053

		21,246,949

Electrical Components & Equipment–2.04%
Cooper Industries PLC (Ireland)	182,594	8,244,119
Regal-Beloit Corp.	144,693	8,801,675

		17,045,794

Electronic Components–1.12%
Amphenol Corp. -Class A	209,189	9,371,667

Electronic Manufacturing Services–0.93%
Jabil Circuit, Inc.	536,077	7,778,477

Environmental & Facilities Services–1.32%
Republic Services, Inc.	347,086	11,058,160

Health Care Equipment–3.71%
American Medical Systems Holdings, Inc. (b)	369,507	8,262,177
CareFusion Corp. (b)	346,660	7,304,126

Hologic, Inc. (b)	632,332	8,941,175

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Health Care Equipment–(continued)
NuVasive, Inc. (b)	200,507	$6,570,614

		31,078,092

Health Care Facilities–1.16%
Brookdale Senior Living Inc. (b)	237,369	3,365,892
Universal Health Services, Inc. -Class B	36,048	1,296,647
VCA Antech, Inc. (b)	241,807	5,039,258

		9,701,797

Health Care Services–1.00%
Fresenius Medical Care AG & Co. KGaA -ADR (Germany)	152,815	8,355,924

Hotels, Resorts & Cruise Lines–3.21%
Ctrip.com International, Ltd. -ADR (China)(b)	229,697	9,247,601
Marriott International, Inc. -Class A	393,491	13,343,280
Starwood Hotels & Resorts Worldwide, Inc.	88,879	4,306,188

		26,897,069

Household Products–1.07%
Church & Dwight Co., Inc.	135,327	8,968,120

Human Resource & Employment Services–1.17%
Robert Half International, Inc.	390,112	9,823,020

Independent Power Producers & Energy Traders–0.72%
KGEN Power Corp. (b)(e)	878,367	6,016,814

Industrial Machinery–2.28%
Flowserve Corp.	98,265	9,743,957
Kennametal Inc.	340,471	9,325,501

		19,069,458

Internet Software & Services–2.13%
Akamai Technologies, Inc. (b)	217,465	8,341,957
Baidu, Inc. — ADR (China)(b)	116,515	9,485,486

		17,827,443

IT Consulting & Other Services–1.25%
Cognizant Technology Solutions Corp. -Class A (b)	191,043	10,423,306

Life & Health Insurance–1.29%
Lincoln National Corp.	413,094	10,756,968

Life Sciences Tools & Services–1.80%
Life Technologies Corp. (b)	176,143	7,572,388
Pharmaceutical Product Development, Inc.	306,885	7,445,030

		15,017,418

Managed Health Care–1.62%
Aetna Inc.	278,294	7,750,488
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $13,947,028)(b)(e)	1,014,837	5,835,313

		13,585,801

Metal & Glass Containers–1.01%
Owens-Illinois, Inc. (b)	305,377	8,443,674

Multi-Line Insurance–1.42%
Genworth Financial Inc. -Class A (b)	872,151	11,843,811

Oil & Gas Equipment & Services–2.81%
Baker Hughes Inc.	239,472	11,559,313
Key Energy Services, Inc. (b)	1,238,895	11,967,726

		23,527,039

Oil & Gas Exploration & Production–4.46%
Cabot Oil & Gas Corp.	244,609	7,453,236
Concho Resources Inc. (b)	200,228	12,009,676
Continental Resources, Inc. (b)	260,629	11,866,438
Oasis Petroleum Inc. (b)	349,062	6,003,866

		37,333,216

Packaged Foods & Meats–1.08%
Hershey Co. (The)	191,831	9,016,057

Personal Products–1.08%
Estee Lauder Cos. Inc. (The) -Class A	144,751	9,010,750

Pharmaceuticals–1.19%
Shire PLC -ADR (United Kingdom)	144,971	9,984,153

Property & Casualty Insurance–0.52%
Assured Guaranty Ltd.	276,428	4,339,920

Real Estate Services–1.21%
CB Richard Ellis Group, Inc. -Class A (b)	594,825	10,112,025

Research & Consulting Services–1.32%
IHS Inc. -Class A (b)	174,765	11,064,372

Restaurants–1.40%
Darden Restaurants, Inc.	279,230	11,696,945

Security & Alarm Services–1.02%
Corrections Corp. of America (b)	434,348	8,500,190

Semiconductors–5.14%
Altera Corp.	295,208	8,183,166
Avago Technologies Ltd. (Singapore)(b)	424,889	9,245,585
Broadcom Corp. -Class A	227,103	8,182,521
Cavium Networks, Inc. (b)	293,413	7,872,271
Marvell Technology Group Ltd. (b)	133,668	1,994,326
Xilinx, Inc.	271,103	7,569,196

		43,047,065

Specialty Chemicals–1.41%
Albemarle Corp.	270,546	11,801,216

Specialty Stores–0.83%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	273,948	6,919,926

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Systems Software–2.40%
Check Point Software Technologies Ltd. (Israel)(b)	281,891	$9,589,932
Rovi Corp. (b)	236,373	10,518,598

		20,108,530

Trading Companies & Distributors–2.50%
MSC Industrial Direct Co., Inc. -Class A	216,380	10,903,388
W.W. Grainger, Inc.	89,560	10,031,616

		20,935,004

Trucking–1.18%
J.B. Hunt Transport Services, Inc.	278,937	9,899,474

Wireless Telecommunication Services–1.19%
American Tower Corp. -Class A (b)	215,221	9,951,819

Total Common Stocks & Other Equity Interests (Cost $668,685,500)		799,780,148

Money Market Funds–3.92%
Liquid Assets Portfolio-Institutional Class (f)	16,380,124	16,380,124
Premier Portfolio-Institutional Class (f)	16,380,124	16,380,124

Total Money Market Funds (Cost $32,760,248)		32,760,248

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.49% (Cost $701,445,748)		832,540,396

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.08%
Liquid Assets Portfolio -Institutional Class (Cost $17,455,493)(f) (g)	17,455,493	17,455,493

TOTAL INVESTMENTS–101.57% (Cost $718,901,241)		849,995,889

OTHER ASSETS LESS LIABILITIES–(1.57)%		(13,173,411)

NET ASSETS–100.00%		$836,822,478

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2010.

(d)	Non-income producing security acquired through a corporate action.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $11,852,127, which represented 1.42% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Capital Development Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Capital Development Fund

E.	Foreign Currency Translations – (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$838,143,762	$6,016,814	$5,835,313	$849,995,889

Invesco Capital Development Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $430,126,836 and $631,047,245 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$168,135,428
Aggregate unrealized (depreciation) of investment securities	(37,152,446)

Net unrealized appreciation of investment securities	$130,982,982

Cost of investments for tax purposes is $719,012,907.
Invesco Capital Development Fund

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
June 31, 2010

invesco.com/us	CHT-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.27%

Aerospace & Defense–5.11%
ITT Corp.	1,958,906	$92,303,651
Lockheed Martin Corp.	758,321	56,987,823
Northrop Grumman Corp.	1,422,121	83,393,175
United Technologies Corp.	337,187	23,973,996

		256,658,645

Agricultural Products–0.92%
Archer-Daniels-Midland Co.	1,680,837	45,987,700

Air Freight & Logistics–0.81%
United Parcel Service, Inc. -Class B	627,288	40,773,720

Application Software–0.64%
Adobe Systems, Inc. (b)	1,111,789	31,930,580

Asset Management & Custody Banks–2.92%
Legg Mason, Inc.	3,016,549	87,148,101
Northern Trust Corp.	1,260,000	59,207,400

		146,355,501

Biotechnology–2.62%
Genzyme Corp. (b)	690,000	47,996,400
Gilead Sciences, Inc. (b)	2,505,758	83,491,857

		131,488,257

Cable & Satellite–1.00%
Comcast Corp. -Class A	2,579,156	50,216,167

Communications Equipment–6.46%
Cisco Systems, Inc. (b)	1,793,774	41,382,366
Motorola, Inc. (b)	11,458,484	85,824,045
Nokia Corp. -ADR (Finland)	8,988,530	85,480,920
QUALCOMM, Inc.	2,930,030	111,575,543

		324,262,874

Computer Storage & Peripherals–1.01%
EMC Corp. (b)	2,573,591	50,931,366

Consumer Finance–2.94%
American Express Co.	3,311,061	147,805,763

Data Processing & Outsourced Services–0.86%
Automatic Data Processing, Inc.	1,042,205	43,011,800

Diversified Banks–0.66%
U.S. Bancorp	1,386,938	33,147,818

Drug Retail–3.57%
CVS Caremark Corp.	3,881,086	119,110,529
Walgreen Co.	2,098,805	59,920,883

		179,031,412

Education Services–0.57%
Apollo Group, Inc. -Class A (b)	625,000	28,831,250

Electric Utilities–0.88%
Edison International	675,000	22,376,250
Exelon Corp.	525,000	21,960,750

		44,337,000

Electrical Components & Equipment–0.46%
Emerson Electric Co.	463,568	22,965,159

Electronic Equipment & Instruments–0.97%
Agilent Technologies, Inc. (b)	1,736,584	48,502,791

Electronic Manufacturing Services–1.24%
Tyco Electronics Ltd. (Switzerland)	2,296,343	62,001,261

Environmental & Facilities Services–1.22%
Waste Management, Inc.	1,806,052	61,315,465

Food Retail–3.43%
Kroger Co. (The)	8,127,769	172,146,148

Health Care Equipment–4.29%
Baxter International Inc.	1,174,582	51,411,454
Boston Scientific Corp. (b)	19,837,959	111,092,570
Covidien PLC (Ireland)	991,371	36,997,966
Medtronic, Inc.	423,629	15,661,564

		215,163,554

Heavy Electrical Equipment–0.47%
ABB Ltd. -ADR (Switzerland)(b)	1,156,905	23,346,343

Home Improvement Retail–1.67%
Lowe’s Cos., Inc.	4,047,508	83,945,316

Hypermarkets & Super Centers–2.12%
Wal-Mart Stores, Inc.	2,076,460	106,293,987

Industrial Conglomerates–3.78%
3M Co.	1,094,527	93,625,840
Tyco International Ltd.	2,513,458	96,215,172

		189,841,012

Industrial Gases–1.67%
Air Products & Chemicals, Inc.	1,157,786	84,032,108

Industrial Machinery–1.41%
Danaher Corp.	937,980	36,027,812
Illinois Tool Works Inc.	800,000	34,800,000

		70,827,812

Insurance Brokers–0.92%
Marsh & McLennan Cos., Inc.	1,960,328	46,106,915

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Shares	Value

Integrated Oil & Gas–0.88%
ConocoPhillips	425,017	$23,469,439
Exxon Mobil Corp.	350,936	20,943,860

		44,413,299

Life Sciences Tools & Services–1.33%
Thermo Fisher Scientific, Inc. (b)	1,482,360	66,498,670

Managed Health Care–1.52%
WellPoint Inc. (b)	1,504,154	76,290,691

Oil & Gas Equipment & Services–3.25%
Baker Hughes Inc.	2,495,810	120,472,749
Schlumberger Ltd.	717,186	42,787,317

		163,260,066

Oil & Gas Exploration & Production–2.77%
Apache Corp. -ADR (b)	95,000	5,201,250
Apache Corp.	1,035,347	98,958,466
EOG Resources, Inc.	359,542	35,055,345

		139,215,061

Oil & Gas Refining & Marketing–1.10%
Valero Energy Corp.	3,250,000	55,217,500

Oil & Gas Storage & Transportation–1.67%
Williams Cos., Inc. (The)	4,324,900	83,946,309

Packaged Foods & Meats–0.94%
Kraft Foods Inc. -Class A	1,610,273	47,036,074

Pharmaceuticals–5.54%
Allergan, Inc.	594,809	36,319,038
Johnson & Johnson	661,901	38,449,829
Pfizer Inc.	4,400,000	66,000,000
Roche Holding AG (Switzerland)	643,015	83,656,776
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,096,504	53,564,220

		277,989,863

Property & Casualty Insurance–5.46%
Berkshire Hathaway Inc. -Class A (b)	1,008	117,936,000
Progressive Corp. (The)	7,942,435	155,989,424

		273,925,424

Railroads–1.36%
Union Pacific Corp.	912,855	68,162,883

Semiconductors–2.24%
Intel Corp.	3,200,495	65,930,197
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,005,019	46,699,015

		112,629,212

Systems Software–4.53%
Microsoft Corp.	4,313,381	111,328,364
Symantec Corp. (b)	8,953,981	116,133,133

		227,461,497

Wireless Telecommunication Services–2.06%
Vodafone Group PLC (United Kingdom)	44,247,223	103,585,091
Total Common Stocks & Other Equity Interests (Cost $4,560,251,856)		4,480,889,364

Preferred Stocks–0.23%

Household Products–0.23%
Henkel AG & Co. KGaA (Germany) -Pfd. (Cost $13,001,033)	232,000	11,517,361

Money Market Funds–11.11%
Liquid Assets Portfolio-Institutional Class (c)	278,884,545	278,884,545
Premier Portfolio-Institutional Class (c)	278,884,545	278,884,545
Total Money Market Funds (Cost $557,769,090)		557,769,090

TOTAL INVESTMENTS–100.61% (Cost $5,131,021,979)		5,050,175,815

OTHER ASSETS LESS LIABILITIES–(0.61)%		(30,670,172)

NET ASSETS–100.00%		$5,019,505,643

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Charter Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Charter Fund

E.	Foreign Currency Translations – (continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3		Total
Equity Securities	$4,894,690,459	$155,485,356		$—	$5,050,175,815
Foreign Currency Contracts*	—	(3,009,425)		—	(3,009,425)
Total Investments	$4,894,690,459	$152,475,931	$		$5,047,166,390

*	Unrealized appreciation (depreciation).
Invesco Charter Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts at Period-End

				Unrealized
Settlement	Contract to			Appreciation
Date	Deliver	Receive	Value	(Depreciation)

09/03/2010	GBP 29,689,000	USD 43,554,357	$46,563,782	$(3,009,425)

Currency Abbreviations:

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $1,978,409,183 and $1,605,763,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$469,349,630

Aggregate unrealized (depreciation) of investment securities	(562,520,515)

Net unrealized appreciation (depreciation) of investment securities	$(93,170,885)

Cost of investments for tax purposes is $5,143,346,700.
Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	CST-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments (a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.10%

Aerospace & Defense–2.04%
Goodrich Corp.	259,247	$18,891,329
Rockwell Collins, Inc.	179,145	10,239,928
United Technologies Corp.	397,768	28,281,305

		57,412,562

Air Freight & Logistics–0.67%
Expeditors International of Washington, Inc.	443,244	18,899,924

Airlines–2.22%
Delta Air Lines, Inc. (b)	3,008,317	35,738,806
UAL Corp. (b)(c)	1,129,682	26,818,651

		62,557,457

Apparel Retail–1.02%
American Eagle Outfitters, Inc.	1,428,238	17,581,610
Men’s Wearhouse, Inc. (The)	574,948	11,188,488

		28,770,098

Apparel, Accessories & Luxury Goods–1.11%
Coach, Inc.	847,044	31,315,217

Asset Management & Custody Banks–0.31%
T. Rowe Price Group Inc.	183,107	8,831,251

Auto Parts & Equipment–2.10%
Autoliv, Inc. (Sweden)	517,856	29,745,649

Johnson Controls, Inc.	1,015,679	29,261,712

		59,007,361

Automobile Manufacturers–0.63%
Toyota Motor Corp. (Japan)	501,900	17,640,074

Biotechnology–2.76%
Amgen Inc. (b)	653,954	35,660,111

Gilead Sciences, Inc. (b)	1,261,527	42,034,080

		77,694,191

Broadcasting–0.71%
Scripps Networks Interactive Inc. -Class A	468,076	19,954,080

Casinos & Gaming–0.52%
International Game Technology	965,737	14,717,832

Communications Equipment–3.82%
Cisco Systems, Inc. (b)	2,037,876	47,013,799
QUALCOMM, Inc.	933,842	35,560,703
Research In Motion Ltd. (Canada)(b)	433,097	24,916,071

		107,490,573

Computer Hardware–6.82%
Apple Inc. (b)	591,332	152,120,157
Hewlett-Packard Co.	494,129	22,749,699
Teradata Corp. (b)	539,355	17,151,489

		192,021,345

Computer Storage & Peripherals–0.96%
EMC Corp. (b)	1,367,940	27,071,533

Construction & Engineering–0.61%
Fluor Corp.	354,408	17,114,362

Construction, Farm Machinery & Heavy Trucks–0.36%
Komatsu Ltd. (Japan)	481,400	10,154,943

Consumer Finance–0.52%
American Express Co.	329,164	14,693,881

Data Processing & Outsourced Services–3.10%
MasterCard, Inc. -Class A	150,536	31,618,581
Visa Inc. -Class A	757,403	55,555,510

		87,174,091

Department Stores–0.47%
Kohl’s Corp. (b)	277,011	13,210,655

Diversified Banks–0.65%
Banco Bradesco S.A. -ADR (Brazil)(c)	975,514	18,173,826

Electrical Components & Equipment–1.42%
Cooper Industries PLC (Ireland)	885,930	39,999,739

Electronic Components–0.90%
Corning Inc.	1,405,637	25,470,142

Electronic Manufacturing Services–1.33%
Flextronics International Ltd. (Singapore)(b)	3,620,611	22,520,200
Tyco Electronics Ltd. (Switzerland)	549,789	14,844,303

		37,364,503

Fertilizers & Agricultural Chemicals–0.91%
Monsanto Co.	192,921	11,158,550
Potash Corp. of Saskatchewan Inc. (Canada)	136,932	14,360,059

		25,518,609

Gas Utilities–0.28%
EQT Corp.	213,584	7,834,261

General Merchandise Stores–1.52%
Dollar Tree, Inc. (b)	963,646	42,708,791

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value

Health Care Distributors–1.64%
Cardinal Health, Inc.	1,010,758	$32,617,161
McKesson Corp.	216,609	13,607,377

		46,224,538

Health Care Equipment–1.82%
Baxter International Inc.	417,455	18,272,005
Hospira, Inc. (b)	196,300	10,227,230
Thoratec Corp. (b)	330,636	12,160,792
Varian Medical Systems, Inc. (b)	189,044	10,435,229

		51,095,256

Health Care Services–2.91%
Express Scripts, Inc. (b)	983,748	44,445,735
Medco Health Solutions, Inc. (b)	778,755	37,380,240

		81,825,975

Health Care Supplies–0.58%
DENTSPLY International Inc.	544,374	16,342,107

Home Improvement Retail–1.26%
Lowe’s Cos., Inc.	1,710,126	35,468,013

Homefurnishing Retail–0.78%
Bed Bath & Beyond Inc. (b)	577,757	21,885,435

Hotels, Resorts & Cruise Lines–1.20%
Carnival Corp. (d)	974,086	33,781,302

Household Products–0.58%
Colgate-Palmolive Co.	205,298	16,214,436

Housewares & Specialties–0.49%
Fortune Brands, Inc.	311,990	13,690,121

Human Resource & Employment Services–0.50%
Robert Half International, Inc.	555,438	13,985,929

Hypermarkets & Super Centers–1.63%
Costco Wholesale Corp.	810,404	45,958,011

Industrial Gases–0.59%
Praxair, Inc.	191,065	16,588,263

Industrial Machinery–3.12%
Illinois Tool Works Inc.	476,614	20,732,709
Ingersoll-Rand PLC (Ireland)	1,348,959	50,532,004
Kennametal Inc.	602,790	16,510,418

		87,775,131

Integrated Oil & Gas–2.72%
Exxon Mobil Corp.	491,441	29,329,199
Occidental Petroleum Corp.	605,308	47,171,652

		76,500,851

Internet Retail–2.38%
Amazon.com, Inc. (b)	419,773	49,487,039
Priceline.com Inc. (b)	77,427	17,374,619

		66,861,658

Internet Software & Services–4.14%
Google Inc. -Class A (b)	179,322	86,944,272
VeriSign, Inc. (b)	1,046,581	29,461,255

		116,405,527

Investment Banking & Brokerage–2.52%
Goldman Sachs Group, Inc. (The)	255,156	38,482,628
Jefferies Group, Inc. (c)	1,311,297	32,375,923

		70,858,551

IT Consulting & Other Services–1.88%
Amdocs Ltd. (b)	533,181	14,571,837
Cognizant Technology Solutions Corp. -Class A (b)	275,033	15,005,801
International Business Machines Corp.	180,606	23,189,810

		52,767,448

Life Sciences Tools & Services–1.16%
Life Technologies Corp. (b)	290,680	12,496,333
Thermo Fisher Scientific, Inc. (b)	449,035	20,143,710

		32,640,043

Managed Health Care–2.45%
UnitedHealth Group Inc.	2,260,148	68,821,507

Oil & Gas Drilling–0.30%
Transocean Ltd. (b)	181,432	8,383,973

Oil & Gas Equipment & Services–3.95%
Baker Hughes Inc.	398,075	19,215,080
Cameron International Corp. (b)	645,600	25,559,304
Halliburton Co.	394,450	11,786,166
Hornbeck Offshore Services, Inc. (b)	684,804	11,525,251
Schlumberger Ltd.	199,867	11,924,065
Smith International, Inc.	751,453	31,170,271

		111,180,137

Oil & Gas Exploration & Production–0.62%
Apache Corp.	183,417	17,530,997

Other Diversified Financial Services–1.28%
JPMorgan Chase & Co.	894,198	36,018,295

Pharmaceuticals–2.00%
Abbott Laboratories	465,358	22,839,771
Johnson & Johnson	247,360	14,369,142
Shire PLC (United Kingdom)	834,857	19,085,982

		56,294,895

Railroads–1.09%
Union Pacific Corp.	411,736	30,744,327

Regional Banks–0.54%
PNC Financial Services Group, Inc.	257,427	15,288,590

Restaurants–0.62%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (e)	19,296	1,351
McDonald’s Corp.	251,558	17,541,139

		17,542,490

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value

Semiconductor Equipment–0.55%
ASML Holding N.V. (Netherlands)	483,255	$15,414,213

Semiconductors–2.17%
Intel Corp.	1,501,612	30,933,207
NVIDIA Corp. (b)	809,645	7,440,638
PMC-Sierra, Inc. (b)	1,267,938	10,270,298
Xilinx, Inc.	443,561	12,384,223

		61,028,366

Soft Drinks–2.61%
Coca-Cola Co. (The)	347,868	19,171,005
PepsiCo, Inc.	835,622	54,240,224

		73,411,229

Specialized Consumer Services–0.30%
Coinstar, Inc. (b)	183,686	8,357,713

Specialized Finance–1.26%
CME Group Inc.	61,234	17,072,039
IntercontinentalExchange Inc. (b)	174,007	18,378,620

		35,450,659

Specialty Stores–0.35%
Dick’s Sporting Goods, Inc. (b)	369,792	9,729,228

Systems Software–5.14%
Check Point Software Technologies Ltd. (Israel)(b)	2,804,924	95,423,514
Microsoft Corp.	1,903,480	49,128,819

		144,552,333

Trading Companies & Distributors–1.21%
W.W. Grainger, Inc.	304,567	34,114,550

Total Common Stocks & Other Equity Interests (Cost $2,411,458,345)		2,703,533,398

Money Market Funds–3.71%
Liquid Assets Portfolio-Institutional Class (f)	52,210,176	52,210,176
Premier Portfolio-Institutional Class (f)	52,210,176	52,210,176

Total Money Market Funds (Cost $104,420,352)		104,420,352

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.81% (Cost $2,515,878,697)		2,807,953,750

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.48%
Liquid Assets Portfolio -Institutional Class (Cost $41,639,000)(f)(g)	41,639,000	41,639,000

TOTAL INVESTMENTS–101.29% (Cost $2,557,517,697)		2,849,592,750

OTHER ASSETS LESS LIABILITIES–(1.29)%		(36,247,933)

NET ASSETS–100.00%		$2,813,344,817

Investment Abbreviations:
ADR — American Depositary Receipt
Wts. — Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2010.

(d)	Each unit represents one common share with paired trust share.

(e)	Non-income producing security acquired through a class action.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Constellation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Constellation Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,802,711,751	$46,880,999	$—	$2,849,592,750

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $1,124,953,860 and $1,574,633,235, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$400,052,563

Aggregate unrealized (depreciation) of investment securities	(108,314,785)

Net unrealized appreciation of investment securities	$291,737,778

Cost of investments for tax purposes is $2,557,854,972.
Invesco Constellation Fund

Invesco Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	DEQ-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–97.82%

Aerospace & Defense–3.45%
General Dynamics Corp.	35,427	$2,169,904
United Technologies Corp.	52,248	3,714,833

		5,884,737

Apparel, Accessories & Luxury Goods–1.52%
VF Corp.	32,585	2,584,968

Asset Management & Custody Banks–3.41%
Bank of New York Mellon Corp.	117,945	2,956,881
BlackRock, Inc.	18,125	2,854,506

		5,811,387

Automotive Retail–0.78%
Advance Auto Parts, Inc.	24,735	1,324,065

Cable & Satellite–4.01%
Comcast Corp. -Class A	148,898	2,899,044
Liberty Global, Inc. -Class A (b)	61,476	1,798,173
Time Warner Cable Inc.	37,218	2,127,753

		6,824,970

Communications Equipment–2.10%
Cisco Systems, Inc. (b)	154,756	3,570,221

Computer & Electronics Retail–1.83%
Best Buy Co., Inc.	90,178	3,125,569

Computer Hardware–2.06%
Hewlett-Packard Co.	76,301	3,512,898

Data Processing & Outsourced Services–9.98%
Alliance Data Systems Corp. (b)	46,611	2,679,200
Automatic Data Processing, Inc.	101,153	4,174,584
Fidelity National Information Services, Inc.	113,500	3,254,045
Fiserv, Inc. (b)	55,676	2,789,368
Western Union Co.	252,780	4,102,620

		16,999,817

Diversified Banks–2.25%
Wells Fargo & Co.	138,069	3,828,653

Drug Retail–3.96%
CVS Caremark Corp.	76,671	2,353,033
Walgreen Co.	154,024	4,397,385

		6,750,418

Electric Utilities–2.29%
NextEra Energy, Inc.	36,660	1,917,318
Northeast Utilities	71,425	1,988,472

		3,905,790

Footwear–1.41%
NIKE, Inc. -Class B	32,635	2,403,241

Gas Utilities–1.93%
EQT Corp.	89,675	3,289,279

General Merchandise Stores–1.92%
Target Corp.	63,637	3,265,851

Health Care Equipment–2.48%
Medtronic, Inc.	52,417	1,937,856
Stryker Corp.	49,014	2,282,582

		4,220,438

Health Care Services–1.87%
Express Scripts, Inc. (b)	28,880	1,304,798
Laboratory Corp. of America Holdings (b)	25,755	1,879,600

		3,184,398

Home Improvement Retail–0.86%
Lowe’s Cos., Inc.	70,771	1,467,791

Household Products–1.94%
Procter & Gamble Co. (The)	54,124	3,310,224

Industrial Conglomerates–2.92%
General Electric Co.	308,064	4,965,992

Industrial Gases–3.01%
Praxair, Inc.	59,123	5,133,059

Industrial Machinery–1.01%
Danaher Corp.	44,817	1,721,421

Integrated Oil & Gas–1.40%
Exxon Mobil Corp.	39,932	2,383,142

Investment Banking & Brokerage–1.31%
TD Ameritrade Holding Corp. (b)	142,320	2,240,117

IT Consulting & Other Services–3.83%
Accenture PLC -Class A (Ireland)	54,907	2,176,513
International Business Machines Corp.	33,810	4,341,204

		6,517,717

Managed Health Care–3.32%
Aetna Inc.	71,306	1,985,872
UnitedHealth Group Inc.	120,286	3,662,709

		5,648,581

Multi-Utilities–2.44%
PG&E Corp.	93,484	4,150,690

Oil & Gas Exploration & Production–4.07%
Anadarko Petroleum Corp.	43,711	2,148,833
Apache Corp.	28,521	2,726,037
QEP Resources Inc. (b)	59,724	2,055,700

		6,930,570

See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation–2.55%
Spectra Energy Corp.	65,955	$1,371,205
Williams Cos., Inc. (The)	153,025	2,970,215

		4,341,420

Other Diversified Financial Services–4.63%
Bank of America Corp.	270,415	3,796,627
JPMorgan Chase & Co.	101,545	4,090,232

		7,886,859

Packaged Foods & Meats–2.60%
Heinz (H.J.) Co.	99,710	4,435,101

Pharmaceuticals–4.73%
Abbott Laboratories	57,149	2,804,873
Merck & Co., Inc.	79,989	2,756,421
Pfizer Inc.	166,485	2,497,275

		8,058,569

Railroads–1.15%
Norfolk Southern Corp.	34,783	1,957,239

Soft Drinks–3.01%
PepsiCo, Inc.	79,079	5,133,018

Specialty Chemicals–2.26%
Nalco Holding Co.	158,095	3,855,937

Systems Software–3.53%
Check Point Software Technologies Ltd. (Israel)(b)	55,979	1,904,406
Oracle Corp.	173,566	4,103,100

		6,007,506

Total Common Stocks (Cost $152,734,741)		166,631,653

Money Market Funds–2.26%
Liquid Assets Portfolio-Institutional Class (c)	1,930,336	1,930,336
Premier Portfolio-Institutional Class (c)	1,930,336	1,930,336

Total Money Market Funds (Cost $3,860,672)		3,860,672

TOTAL INVESTMENTS–100.08% (Cost $156,595,413)		170,492,325

OTHER ASSETS LESS LIABILITIES–(0.08)%		(143,555)

NET ASSETS–100.00%		$170,348,770

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Disciplined Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Disciplined Equity Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$170,492,325	$—	$—	$170,492,325

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $47,875,885 and $54,047,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,674,810
Aggregate unrealized (depreciation) of investment securities	(8,370,455)

Net unrealized appreciation of investment securities	$10,304,355

Cost of investments for tax purposes is $160,187,970.
Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	DDI-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–94.12%
Aerospace & Defense–2.49%
General Dynamics Corp.	407,248	$24,943,940
Raytheon Co.	273,577	12,658,408

		37,602,348

Apparel Retail–0.48%
TJX Cos., Inc. (The)	174,027	7,225,601

Apparel, Accessories & Luxury Goods–0.49%
VF Corp.	92,534	7,340,722

Asset Management & Custody Banks–2.96%
Federated Investors, Inc. -Class B	1,246,896	26,459,133

State Street Corp.	469,886	18,287,963

		44,747,096

Auto Parts & Equipment–2.76%
Johnson Controls, Inc.	1,447,941	41,715,180

Brewers–1.39%
Heineken N.V. (Netherlands)	463,537	20,984,577

Building Products–1.32%
Masco Corp.	1,936,551	19,907,744

Casinos & Gaming–1.60%
International Game Technology	1,590,686	24,242,055

Computer Hardware–0.38%
Hewlett-Packard Co.	123,944	5,706,382

Construction, Farm Machinery & Heavy Trucks–0.88%
Caterpillar Inc.	189,658	13,228,646

Consumer Finance–3.03%
Capital One Financial Corp.	1,080,746	45,747,978

Data Processing & Outsourced Services–3.17%
Automatic Data Processing, Inc.	834,727	34,449,183
Western Union Co.	827,745	13,434,302

		47,883,485

Department Stores–0.49%
Nordstrom, Inc.	219,725	7,470,650

Distributors–0.78%
Genuine Parts Co.	277,043	11,865,752

Diversified Banks–1.91%
Societe Generale (France)	206,399	11,844,991
U.S. Bancorp	711,317	17,000,476

		28,845,467

Diversified Chemicals–3.75%
E. I. du Pont de Nemours and Co.	750,330	30,515,921
PPG Industries, Inc.	376,639	26,165,111

		56,681,032

Drug Retail–1.30%
Walgreen Co.	686,704	19,605,399

Electric Utilities–4.47%
American Electric Power Co., Inc.	856,746	30,825,721
Entergy Corp.	207,314	16,068,908
Exelon Corp.	69,427	2,904,132
PPL Corp.	648,693	17,702,832

		67,501,593

Electrical Components & Equipment–2.06%
Emerson Electric Co.	627,045	31,063,809

Food Distributors–1.88%
Sysco Corp.	919,087	28,464,124

Forest Products–0.37%
Weyerhaeuser Co.	348,533	5,653,205

General Merchandise Stores–0.63%
Target Corp.	186,561	9,574,311

Health Care Equipment–2.01%
Medtronic, Inc.	247,842	9,162,719
Stryker Corp.	455,881	21,230,378

		30,393,097

Hotels, Resorts & Cruise Lines–2.28%
Marriott International, Inc. -Class A	1,014,569	34,404,035

Household Products–2.93%
Kimberly-Clark Corp.	690,466	44,272,680

Hypermarkets & Super Centers–0.36%
Wal-Mart Stores, Inc.	107,542	5,505,075

Industrial Machinery–7.56%
Eaton Corp.	328,207	25,751,121
Illinois Tool Works Inc.	408,494	17,769,489
Pentair, Inc.	1,237,090	42,308,478
Snap-on Inc.	634,965	28,363,887

		114,192,975

Insurance Brokers–2.26%
Marsh & McLennan Cos., Inc.	1,454,164	34,201,937

Integrated Oil & Gas–2.66%
Eni S.p.A. (Italy)	813,542	16,638,492
Exxon Mobil Corp.	61,012	3,641,196
Occidental Petroleum Corp.	60,305	4,699,569
Total S.A. (France)	303,429	15,273,761

		40,253,018

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Shares	Value

Integrated Telecommunication Services–0.38%
AT&T Inc.	224,288	$5,818,031

IT Consulting & Other Services–0.15%
International Business Machines Corp.	17,118	2,197,951

Life & Health Insurance–1.67%
Lincoln National Corp.	463,921	12,080,503
StanCorp Financial Group, Inc.	350,127	13,196,286

		25,276,789

Motorcycle Manufacturers–0.40%
Harley-Davidson, Inc.	222,135	6,048,736

Movies & Entertainment–1.28%
Time Warner Inc.	614,427	19,329,873

Multi-Utilities–2.34%
Dominion Resources, Inc.	740,117	31,077,513
Wisconsin Energy Corp.	79,350	4,307,118

		35,384,631

Oil & Gas Equipment & Services–1.44%
Baker Hughes Inc.	452,024	21,819,199

Oil & Gas Storage & Transportation–0.87%
Southern Union Co.	583,701	13,174,132

Packaged Foods & Meats–5.31%
Campbell Soup Co.	439,693	15,784,979
General Mills, Inc.	727,036	24,864,631
Kraft Foods Inc. -Class A	1,054,222	30,793,825
Mead Johnson Nutrition Co.	150,861	8,016,754
Sara Lee Corp.	55,398	819,336

		80,279,525

Pharmaceuticals–5.57%
Bristol-Myers Squibb Co.	794,614	19,801,781
Eli Lilly and Co.	491,872	17,510,643
Johnson & Johnson	471,624	27,396,638
Novartis AG (Switzerland)	277,059	13,475,510
Pfizer Inc.	396,083	5,941,245

		84,125,817

Regional Banks–5.35%
Fifth Third Bancorp	3,202,020	40,697,674
SunTrust Banks, Inc.	1,546,462	40,130,689

		80,828,363

Restaurants–1.26%
Brinker International, Inc.	1,212,838	19,065,813

Semiconductors–1.66%
Linear Technology Corp.	326,821	10,419,053
Texas Instruments Inc.	594,611	14,680,946

		25,099,999

Soft Drinks–1.27%
Coca-Cola Co. (The)	347,233	19,136,011

Specialized Consumer Services–0.51%
H&R Block, Inc.	495,111	7,763,340

Specialty Chemicals–0.99%
Ecolab Inc.	306,563	14,993,996

Systems Software–0.89%
Microsoft Corp.	521,226	13,452,843

Thrifts & Mortgage Finance–1.34%
Hudson City Bancorp, Inc.	1,629,784	20,241,917

Tobacco–2.79%
Altria Group, Inc.	809,899	17,947,362
Philip Morris International Inc.	473,129	24,148,504
		42,095,866

Total Common Stocks (Cost $1,367,440,737)		1,422,412,805

Money Market Funds–5.88%
Liquid Assets Portfolio-Institutional Class (b)	44,473,369	44,473,369
Premier Portfolio-Institutional Class (b)	44,473,369	44,473,369

Total Money Market Funds (Cost $88,946,738)		88,946,738

TOTAL INVESTMENTS–100.00% (Cost $1,456,387,475)		1,511,359,543

OTHER ASSETS LESS LIABILITIES–0.00%		(53,143)

NET ASSETS–100.00%		$1,511,306,400

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Diversified Dividend Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,470,765,281	$40,594,262	$—	$1,511,359,543

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $186,515,424 and $107,058,650 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$182,744,372
Aggregate unrealized (depreciation) of investment securities	(127,811,206)

Net unrealized appreciation of investment securities	$54,933,166

Cost of investments for tax purposes is $1,456,426,377.
Invesco Diversified Dividend Fund

Invesco Large Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	LCBV-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.17%

Aerospace & Defense–1.05%
Honeywell International Inc.	34,710	$1,487,671

Aluminum–1.06%
Alcoa Inc.	134,555	1,502,979

Asset Management & Custody Banks–2.20%
Bank of New York Mellon Corp.	100,819	2,527,532

State Street Corp.	15,227	592,635

		3,120,167

Cable & Satellite–7.34%
Comcast Corp. -Class A	353,365	6,880,016

DIRECTV -Class A (b)	33,135	1,231,297

Time Warner Cable Inc.	39,718	2,270,678

		10,381,991

Communications Equipment–0.99%
Cisco Systems, Inc. (b)	60,573	1,397,419

Computer Hardware–1.86%
Dell Inc. (b)	85,847	1,136,614

Hewlett-Packard Co.	32,542	1,498,234

		2,634,848

Data Processing & Outsourced Services–0.29%
Western Union Co.	25,643	416,186

Department Stores–0.89%
J.C. Penney Co., Inc.	34,947	860,745

Macy’s, Inc.	21,670	404,145

		1,264,890

Diversified Banks–1.93%
U.S. Bancorp	42,092	1,005,999

Wells Fargo & Co.	62,237	1,725,832

		2,731,831

Diversified Chemicals–0.62%
E. I. du Pont de Nemours and Co.	21,542	876,113

Drug Retail–1.21%
CVS Caremark Corp.	55,869	1,714,620

Electric Utilities–0.76%
American Electric Power Co., Inc.	19,953	717,909

FirstEnergy Corp.	9,386	353,852

		1,071,761

Electrical Components & Equipment–0.81%
Emerson Electric Co.	23,246	1,151,607

General Merchandise Stores–0.43%
Target Corp.	11,818	606,500

Health Care Distributors–1.30%
Cardinal Health, Inc.	56,829	1,833,872

Home Improvement Retail–1.60%
Home Depot, Inc. (The)	36,567	1,042,525

Lowe’s Cos., Inc.	58,679	1,217,003

		2,259,528

Household Products–0.31%
Procter & Gamble Co. (The)	7,297	446,285

Hypermarkets & Super Centers–2.00%
Wal-Mart Stores, Inc.	55,303	2,830,961

Industrial Conglomerates–3.44%
General Electric Co.	116,716	1,881,462

Textron Inc.	43,556	904,223

Tyco International Ltd.	54,559	2,088,518

		4,874,203

Industrial Machinery–1.11%
Ingersoll-Rand PLC (Ireland)	42,023	1,574,182

Integrated Oil & Gas–6.35%
BP PLC -ADR (United Kingdom)	20,670	795,175

Chevron Corp.	36,700	2,796,907

ConocoPhillips	41,741	2,304,938

Royal Dutch Shell PLC -ADR (United Kingdom)	38,905	2,156,115

Total S.A. -ADR (France)	18,353	929,212

		8,982,347

Integrated Telecommunication Services–3.37%
AT&T Inc.	74,173	1,924,047

Verizon Communications Inc.	97,945	2,846,282

		4,770,329

Internet Software & Services–4.17%
eBay Inc. (b)	180,238	3,768,776

Yahoo! Inc. (b)	153,944	2,136,743

		5,905,519

Investment Banking & Brokerage–1.01%
Goldman Sachs Group, Inc. (The)	9,461	1,426,908

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Basic Value Fund

	Shares	Value

IT Consulting & Other Services–0.56%
Accenture PLC -Class A (Ireland)	19,864	$787,409

Life & Health Insurance–3.13%
Aflac, Inc.	14,497	713,108

MetLife, Inc.	49,070	2,063,884

Torchmark Corp.	31,171	1,654,245

		4,431,237

Managed Health Care–2.23%
UnitedHealth Group Inc.	74,073	2,255,523

WellPoint Inc. (b)	17,804	903,019

		3,158,542

Movies & Entertainment–6.64%
News Corp. -Class B	121,379	1,795,195

Time Warner Inc.	73,669	2,317,627

Viacom Inc. -Class B	160,031	5,287,424

		9,400,246

Multi-Utilities–0.33%
Sempra Energy	9,293	462,327

Oil & Gas Drilling–0.16%
Noble Corp. (b)	6,807	221,227

Oil & Gas Equipment & Services–2.50%
Halliburton Co.	88,573	2,646,561

Weatherford International Ltd. (b)	54,833	888,295

		3,534,856

Oil & Gas Exploration & Production–0.39%
Anadarko Petroleum Corp.	11,174	549,314

Other Diversified Financial Services–6.44%
Bank of America Corp.	228,107	3,202,622

Citigroup Inc. (b)	366,578	1,502,970

JPMorgan Chase & Co.	109,318	4,403,329

		9,108,921

Packaged Foods & Meats–4.07%
Kraft Foods Inc. -Class A	116,216	3,394,669

Unilever N.V. (Netherlands)	80,161	2,363,948

		5,758,617

Paper Products–2.81%
International Paper Co.	164,176	3,973,059

Personal Products–0.59%
Avon Products, Inc.	26,797	834,191

Pharmaceuticals–8.92%
Abbott Laboratories	22,821	1,120,055

Bristol-Myers Squibb Co.	129,364	3,223,751

Eli Lilly and Co.	16,189	576,328

GlaxoSmithKline PLC -ADR (United Kingdom)	18,601	654,197

Merck & Co., Inc.	79,436	2,737,364

Pfizer Inc.	229,735	3,446,025

Roche Holdings AG -ADR (Switzerland)	26,569	860,238

		12,617,958

Property & Casualty Insurance–6.68%
Chubb Corp. (The)	109,866	5,782,247

Travelers Cos., Inc. (The)	72,657	3,665,546

		9,447,793

Regional Banks–1.35%
PNC Financial Services Group, Inc.	32,181	1,911,230

Semiconductor Equipment–0.33%
KLA-Tencor Corp.	14,569	461,400

Semiconductors–1.37%
Intel Corp.	94,470	1,946,082

Soft Drinks–1.67%
Coca-Cola Co. (The)	34,201	1,884,817

PepsiCo, Inc.	7,452	483,709

		2,368,526

Systems Software–0.36%
Microsoft Corp.	19,636	506,805

Tobacco–1.60%
Altria Group, Inc.	44,875	994,430

Philip Morris International Inc.	24,901	1,270,947

		2,265,377

Wireless Telecommunication Services–0.94%
Vodafone Group PLC -ADR (United Kingdom)	56,701	1,331,339

Total Common Stocks & Other Equity Interests (Cost $132,471,298)		140,339,173

Money Market Funds–1.39%
Liquid Assets Portfolio-Institutional Class (c)	988,654	988,654

Premier Portfolio-Institutional Class (c)	988,654	988,654

Total Money Market Funds (Cost $1,977,308)		1,977,308

TOTAL INVESTMENTS–100.56% (Cost $134,448,606)		142,316,481

OTHER ASSETS LESS LIABILITIES–(0.56)%		(798,830)

NET ASSETS–100.00%		$141,517,651

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Basic Value Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Large Cap Basic Value Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Large Cap Basic Value Fund

E.	Foreign Currency Contracts — (continued)
Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$141,456,243	$860,238	$—	$142,316,481

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $148,638,983 and $176,079,372, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,358,312

Aggregate unrealized (depreciation) of investment securities	(3,104,669)

Net unrealized appreciation of investment securities	$1,253,643

Cost of investments for tax purposes is $141,062,838.
Invesco Large Cap Basic Value Fund

Invesco Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	LCG-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.19%
Aerospace & Defense–2.18%
Goodrich Corp.	351,043	$25,580,503

Air Freight & Logistics–2.61%
C.H. Robinson Worldwide, Inc.	210,178	13,703,606
Expeditors International of Washington, Inc.	394,269	16,811,630

		30,515,236

Airlines–1.16%
Continental Airlines, Inc. –Class B (b)(c)	543,538	13,599,321

Apparel Retail–3.98%
Limited Brands, Inc.	911,645	23,374,578
Ross Stores, Inc.	441,332	23,240,543

		46,615,121

Application Software–1.57%
Salesforce.com, Inc. (c)	185,430	18,348,299

Biotechnology–2.02%
Genzyme Corp. (c)	172,326	11,986,997
Gilead Sciences, Inc. (c)	351,501	11,712,013

		23,699,010

Cable & Satellite–4.39%
Comcast Corp. –Class A	1,361,460	26,507,626
DIRECTV –Class A (c)	328,938	12,223,336
Time Warner Cable Inc.	221,928	12,687,624

		51,418,586

Casinos & Gaming–2.67%
Las Vegas Sands Corp. (c)	680,859	18,287,873
Wynn Resorts Ltd.	148,345	13,006,889

		31,294,762

Communications Equipment–2.26%
Cisco Systems, Inc. (c)	1,025,566	23,659,808
F5 Networks, Inc. (c)	31,485	2,765,327

		26,425,135

Computer Hardware–6.94%
Apple Inc. (c)	315,709	81,216,140

Computer Storage & Peripherals–2.75%
EMC Corp. (c)	1,625,473	32,168,111

Construction, Farm Machinery & Heavy Trucks–1.99%
Deere & Co.	349,190	23,283,989

Consumer Finance–1.56%
American Express Co.	410,067	18,305,391

Data Processing & Outsourced Services–1.75%
Visa Inc. –Class A	279,766	20,520,836

Fertilizers & Agricultural Chemicals–2.02%
Monsanto Co.	244,843	14,161,719
Mosaic Co. (The)	200,124	9,535,909

		23,697,628

Gas Utilities–0.35%
Questar Corp.	252,647	4,156,043

General Merchandise Stores–1.63%
Dollar Tree, Inc. (c)	429,487	19,034,864

Gold–2.74%
Barrick Gold Corp. (Canada)(c)	389,440	16,005,984
Newmont Mining Corp.	288,075	16,103,392

		32,109,376

Health Care Distributors–1.17%
Cardinal Health, Inc.	424,548	13,700,164

Health Care Equipment–2.59%
Edwards Lifesciences Corp. (c)	135,354	7,823,461
Hospira, Inc. (c)	202,078	10,528,264
Intuitive Surgical, Inc. (c)	36,411	11,956,280

		30,308,005

Health Care Services–2.29%
Express Scripts, Inc. (c)	250,150	11,301,777
Medco Health Solutions, Inc. (c)	322,053	15,458,544

		26,760,321

Home Improvement Retail–0.77%
Home Depot, Inc. (The)	315,833	9,004,399

Industrial Machinery–1.64%
Ingersoll-Rand PLC (Ireland)(c)	511,500	19,160,790

Integrated Oil & Gas–2.64%
Occidental Petroleum Corp.	397,399	30,969,304

Internet Retail–1.00%
Amazon.com, Inc. (c)	99,409	11,719,327

Internet Software & Services–3.24%
Baidu, Inc. – ADR (China)(c)	314,567	25,608,899
Google Inc. –Class A (c)	25,447	12,337,978

		37,946,877

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Growth Fund

	Shares	Value

IT Consulting & Other Services–3.86%
Cognizant Technology Solutions Corp. -Class A (c)	384,100	$20,956,496
International Business Machines Corp.	189,246	24,299,186

		45,255,682

Life & Health Insurance–1.04%
Prudential Financial, Inc.	212,090	12,150,636

Life Sciences Tools & Services–0.91%
Thermo Fisher Scientific, Inc. (c)	238,532	10,700,546

Managed Health Care–1.49%
UnitedHealth Group Inc.	571,666	17,407,230

Oil & Gas Equipment & Services–2.48%
Halliburton Co.	973,224	29,079,933

Oil & Gas Exploration & Production–1.43%
Anadarko Petroleum Corp.	120,365	5,917,143
EOG Resources, Inc.	111,136	10,835,760

		16,752,903

Packaged Foods & Meats–3.86%
General Mills, Inc. (c)	256,544	8,773,805
Mead Johnson Nutrition Co.	686,103	36,459,513

		45,233,318

Pharmaceuticals–1.51%
Abbott Laboratories	361,069	17,721,267

Property & Casualty Insurance–1.99%
Berkshire Hathaway Inc. -Class B (c)	297,900	23,271,948

Railroads–2.32%
Union Pacific Corp.	363,899	27,172,338

Restaurants–2.55%
McDonald’s Corp.	267,617	18,660,933
Starbucks Corp.	448,657	11,149,127

		29,810,060

Semiconductors–4.11%
Broadcom Corp. -Class A	398,580	14,360,838
Intel Corp.	679,922	14,006,393
Marvell Technology Group Ltd. (c)	192,333	2,869,608
Xilinx, Inc.	603,805	16,858,236

		48,095,075

Soft Drinks–1.47%
Dr Pepper Snapple Group, Inc.	459,307	17,246,978

Systems Software–5.64%
Microsoft Corp.	1,057,139	27,284,758
Red Hat, Inc. (c)	308,246	9,910,109
Rovi Corp. (c)	417,409	18,574,700
VMware, Inc. -Class A (c)	132,609	10,281,176

		66,050,743

Wireless Telecommunication Services–1.62%
American Tower Corp. -Class A (c)	410,249	18,969,914

Total Common Stocks & Other Equity Interests (Cost $1,008,550,228)		1,126,476,109

Preferred Stocks–1.00%

Brewers–1.00%
Companhia de Bebidas das Americas -ADR -Pfd. (Brazil) (Cost $10,382,947)(b)	107,282	11,717,340

Money Market Funds–3.84%
Liquid Assets Portfolio-Institutional Class (d)	22,494,681	22,494,681
Premier Portfolio-Institutional Class (d)	22,494,681	22,494,681

Total Money Market Funds (Cost $44,989,362)		44,989,362

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.03% (Cost $1,063,922,537)		1,183,182,811

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.17%
Liquid Assets Portfolio -Institutional Class (Cost $25,423,975)(d)(e)	25,423,975	25,423,975

TOTAL INVESTMENTS–103.20% (Cost $1,089,346,511)		1,208,606,786

OTHER ASSETS LESS LIABILITIES–(3.20)%		(37,512,844)

NET ASSETS–100.00%		$1,171,093,942

Investment Abbreviations:

ADR	— American Depositary Receipt
Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Large Cap Growth Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Large Cap Growth Fund

E. Foreign Currency Translations-(continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,208,606,786	$—	$—	$1,208,606,786

Invesco Large Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $1,178,766,312 and $1,357,101,562, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$121,950,452
Aggregate unrealized (depreciation) of investment securities	(15,200,417)

Net unrealized appreciation of investment securities	$106,750,035

Cost of investments for tax purposes is $1,101,856,751.
Invesco Large Cap Growth Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	SUM-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.18%

Aerospace & Defense–2.39%
Goodrich Corp.	133,597	$9,735,214
Raytheon Co.	266,805	12,345,067
United Technologies Corp.	219,730	15,622,803

		37,703,084

Air Freight & Logistics–0.61%
Expeditors International of Washington, Inc.	226,823	9,671,733

Airlines–1.37%
Continental Airlines, Inc. -Class B (b)(c)	862,496	21,579,650

Apparel Retail–0.81%
American Eagle Outfitters, Inc.	1,035,884	12,751,732

Apparel, Accessories & Luxury Goods–1.08%
Coach, Inc.	461,352	17,056,183

Application Software–0.34%
TIBCO Software Inc. (c)	400,000	5,424,000

Asset Management & Custody Banks–0.58%
T. Rowe Price Group Inc.	188,696	9,100,808

Auto Parts & Equipment–1.45%
Autoliv, Inc. (Sweden)	189,232	10,869,486
Johnson Controls, Inc.	416,414	11,996,887

		22,866,373

Automobile Manufacturers–0.97%
Honda Motor Co., Ltd. (Japan)	489,800	15,286,796

Biotechnology–2.25%
Amgen Inc. (c)	226,832	12,369,149
Gilead Sciences, Inc. (c)	692,035	23,058,606

		35,427,755

Broadcasting–1.16%
Scripps Networks Interactive Inc. -Class A	427,605	18,228,801

Communications Equipment–3.57%
Cisco Systems, Inc. (c)	1,064,665	24,561,822
QUALCOMM, Inc.	477,861	18,196,947
Research In Motion Ltd. (Canada)(c)	236,776	13,621,723

		56,380,492

Computer Hardware–6.57%
Apple Inc. (c)	328,921	84,614,927
Hewlett-Packard Co.	207,888	9,571,164
Teradata Corp. (c)	296,738	9,436,268

		103,622,359

Computer Storage & Peripherals–1.88%
EMC Corp. (c)	1,495,525	29,596,440

Construction & Engineering–0.50%
Fluor Corp.	162,054	7,825,588

Construction, Farm Machinery & Heavy Trucks–0.34%
Komatsu Ltd. (Japan)	255,900	5,398,110

Consumer Finance–0.49%
American Express Co.	172,103	7,682,678

Data Processing & Outsourced Services–3.36%
MasterCard, Inc. -Class A	61,941	13,010,088
Visa Inc. -Class A	544,330	39,926,605

		52,936,693

Department Stores–0.47%
Kohl’s Corp. (c)	154,132	7,350,555

Diversified Banks–0.63%
Banco Bradesco S.A. -ADR (Brazil)(b)	533,233	9,934,131

Electrical Components & Equipment–1.42%
Cooper Industries PLC (Ireland)	496,692	22,425,644

Electronic Components–1.23%
Amphenol Corp. -Class A	140,928	6,313,574
Corning Inc.	718,671	13,022,319

		19,335,893

Fertilizers & Agricultural Chemicals–0.89%
Monsanto Co.	106,771	6,175,634
Potash Corp. of Saskatchewan Inc. (Canada)	74,486	7,811,347

		13,986,981

Gas Utilities–0.27%
EQT Corp.	118,207	4,335,833

General Merchandise Stores–1.20%
Dollar Tree, Inc. (c)	428,956	19,011,330

Health Care Distributors–1.45%
McKesson Corp.	242,578	15,238,750
Owens & Minor, Inc.	283,593	7,710,894

		22,949,644

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Health Care Equipment–1.50%
Baxter International Inc.	122,015	$5,340,596
Hospira, Inc. (c)	108,600	5,658,060
Thoratec Corp. (c)	185,374	6,818,056
Varian Medical Systems, Inc. (c)	105,516	5,824,483

		23,641,195

Health Care Services–2.98%
Express Scripts, Inc. (c)	519,412	23,467,034
Medco Health Solutions, Inc. (c)	489,895	23,514,960

		46,981,994

Health Care Supplies–0.56%
DENTSPLY International Inc.	296,709	8,907,204

Home Improvement Retail–1.09%
Home Depot, Inc. (The)	602,378	17,173,797

Homefurnishing Retail–1.01%
Bed Bath & Beyond Inc. (c)	419,039	15,873,197

Hotels, Resorts & Cruise Lines–1.43%
Royal Caribbean Cruises Ltd. (b)(c)	781,840	22,563,902

Household Products–1.60%
Colgate-Palmolive Co.	162,338	12,821,455
Procter & Gamble Co. (The)	202,385	12,377,867

		25,199,322

Human Resource & Employment Services–0.48%
Robert Half International, Inc.	301,651	7,595,572

Hypermarkets & Super Centers–3.60%
Costco Wholesale Corp.	442,441	25,090,829
Wal-Mart Stores, Inc.	617,973	31,634,038

		56,724,867

Industrial Gases–0.58%
Praxair, Inc.	105,435	9,153,867

Industrial Machinery–2.95%
Illinois Tool Works Inc.	261,552	11,377,512
Ingersoll-Rand PLC (Ireland)	698,689	26,172,890
Kennametal Inc.	329,804	9,033,331

		46,583,733

Integrated Oil & Gas–2.35%
Exxon Mobil Corp.	188,519	11,250,814
Occidental Petroleum Corp.	331,182	25,809,013

		37,059,827

Internet Retail–2.34%
Amazon.com, Inc. (c)	230,947	27,226,342
Priceline.com Inc. (c)	42,950	9,637,980

		36,864,322

Internet Software & Services–3.59%
Google Inc. -Class A (c)	91,395	44,312,866
VeriSign, Inc. (c)	437,528	12,316,413

		56,629,279

Investment Banking & Brokerage–1.34%
Goldman Sachs Group, Inc. (The)	140,022	21,118,118

IT Consulting & Other Services–1.88%
Amdocs Ltd. (c)	157,733	4,310,843
Cognizant Technology Solutions Corp. -Class A (c)	152,984	8,346,807
International Business Machines Corp.	131,995	16,948,158

		29,605,808

Life Sciences Tools & Services–0.95%
Life Technologies Corp. (c)	160,842	6,914,598
Thermo Fisher Scientific, Inc. (c)	180,750	8,108,445

		15,023,043

Managed Health Care–2.20%
UnitedHealth Group Inc.	458,015	13,946,557
WellPoint Inc. (c)	409,324	20,760,913

		34,707,470

Oil & Gas Drilling–0.24%
Transocean Ltd. (c)	81,056	3,745,598

Oil & Gas Equipment & Services–3.45%
Baker Hughes Inc.	220,312	10,634,460
Cameron International Corp. (c)	357,304	14,145,665
GulfMark Offshore, Inc. -Class A (c)	214,950	6,328,128
Schlumberger Ltd.	103,212	6,157,628
Smith International, Inc.	411,887	17,085,073

		54,350,954

Oil & Gas Exploration & Production–0.87%
Apache Corp.	93,812	8,966,551
Southwestern Energy Co. (c)	129,049	4,703,836

		13,670,387

Other Diversified Financial Services–1.25%
JPMorgan Chase & Co.	490,710	19,765,799

Pharmaceuticals–1.74%
Abbott Laboratories	252,160	12,376,013
Johnson & Johnson	136,861	7,950,255
Shire PLC (United Kingdom)	308,158	7,044,917

		27,371,185

Property & Casualty Insurance–1.09%
Chubb Corp. (The)	328,117	17,268,798

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Railroads–0.97%
Union Pacific Corp.	206,013	$15,382,991

Regional Banks–0.38%
Cullen/Frost Bankers, Inc.	108,944	6,014,798

Restaurants–0.59%
McDonald’s Corp.	134,343	9,367,737

Semiconductor Equipment–0.95%
ASML Holding N.V. (Netherlands)	268,889	8,576,657
Lam Research Corp. (c)	152,392	6,429,418

		15,006,075

Semiconductors–1.67%
Altera Corp.	339,648	9,415,042
Intel Corp.	820,808	16,908,645

		26,323,687

Soft Drinks–3.04%
Coca-Cola Co. (The)	269,790	14,868,127
PepsiCo, Inc.	510,924	33,164,077

		48,032,204

Specialized Consumer Services–0.30%
Coinstar, Inc. (c)	102,700	4,672,850

Specialized Finance–1.41%
CME Group Inc.	19,501	5,436,879
IntercontinentalExchange Inc. (c)	159,147	16,809,106

		22,245,985

Systems Software–4.99%
Check Point Software Technologies Ltd. (Israel)(c)	1,559,951	53,069,533
Microsoft Corp.	995,236	25,687,041

		78,756,574

Technology Distributors–0.35%
Avnet, Inc. (c)	219,179	5,512,352

Trading Companies & Distributors–1.18%
W.W. Grainger, Inc.	166,475	18,646,865

Total Common Stocks & Other Equity Interests (Cost $1,312,961,902)		1,485,410,642

Money Market Funds–5.10%
Liquid Assets Portfolio-Institutional Class (d)	40,164,929	40,164,929
Premier Portfolio-Institutional Class (d)	40,164,929	40,164,929

Total Money Market Funds (Cost $80,329,858)		80,329,858

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.28% (Cost $1,393,291,760)		1,565,740,500

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.23%
Liquid Assets Portfolio -Institutional Class (Cost $35,200,210)(d) (e)	35,200,210	35,200,210

TOTAL INVESTMENTS–101.51% (Cost $1,428,491,970)		1,600,940,710

OTHER ASSETS LESS LIABILITIES–(1.51)%		(23,791,705)

NET ASSETS–100.00%		$1,577,149,005

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Summit Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,573,210,888	$27,729,822	$—	$1,600,940,710

Invesco Summit Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $667,905,642 and $819,662,310 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$208,968,451
Aggregate unrealized (depreciation) of investment securities	(37,928,661)

Net unrealized appreciation of investment securities	$171,039,790

Cost of investments for tax purposes is $1,429,900,920.
Invesco Summit Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.